Taxation (Details) - Schedule of Income Before Income Tax - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Taxation (Details) - Schedule of Income Before Income Tax [Line Items]
Net (loss) income before income tax	$ (1,043,227)	$ 1,580,188	$ 1,907,088
Hong Kong [Member]
Taxation (Details) - Schedule of Income Before Income Tax [Line Items]
Net (loss) income before income tax	(466,932)	1,490,886	98,930
Cayman [Member]
Taxation (Details) - Schedule of Income Before Income Tax [Line Items]
Net (loss) income before income tax	$ (576,295)	$ 89,302	$ 1,808,158